ACCRUED EXPENSES - COMPONENTS OF ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Vessel operating and drydocking expenses	$ (24,457)	$ (24,041)
Administrative expenses	(11,713)	(11,042)
Interest expense	(44,150)	(97,688)
Current tax payable	(720)	(463)
Accrued liabilities, current	$ (81,040)	$ (133,234)